SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Mar. 31, 2026	Mar. 31, 2025
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	1	1
Foreign currency exchange rate translation	1	1
CNY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation		7.1896
SGD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	1.2857	1.3399
Foreign currency exchange rate translation	1.2893	1.3445